Operating Segment Information and Concentrations of Risk - Operating Segments and Geographical Information (Parenthetical) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 AUD	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2014 General Corporate [Member] USD ($)	Mar. 31, 2013 General Corporate [Member] USD ($)	Mar. 31, 2012 General Corporate [Member] USD ($)	Mar. 31, 2014 USA & Europe Fibre Cement [Member] USD ($)	Mar. 31, 2013 USA & Europe Fibre Cement [Member] USD ($)	Mar. 31, 2012 USA & Europe Fibre Cement [Member] USD ($)	Mar. 31, 2014 Asia Pacific Fibre Cement [Member] USD ($)	Mar. 31, 2013 Asia Pacific Fibre Cement [Member] USD ($)	Mar. 31, 2012 Asia Pacific Fibre Cement [Member] USD ($)	Mar. 31, 2014 Research and Development [Member] USD ($)	Mar. 31, 2013 Research and Development [Member] USD ($)	Mar. 31, 2012 Research and Development [Member] USD ($)	Mar. 31, 2014 AICF [Member] USD ($)	Mar. 31, 2013 AICF [Member] USD ($)	Mar. 31, 2012 AICF [Member] USD ($)
Segment Reporting Information [Line Items]
Research and development costs	$ 33.1		$ 37.2	$ 30.4				$ 9.6	$ 11.9	$ 10.1	$ 1.3	$ 1.7	$ 1.6	$ 22.2	$ 23.6	$ 18.7
Selling, general and administrative expenses	224.4		218.6	191.0										2.2	2.4	2.0
Asset impairment			16.9	14.3				0	16.9	14.3
Unfavourable asbestos adjustments	195.8		117.1	15.8	195.8	117.1	15.8
AICF operating costs paid - non claims-handling	2.1	2.3	1.7	2.8
ASIC expenses			2.6	1.1
Net interest (expense) income	(1.1)		2.4	(7.4)													2.9	7.0	3.3
Value of Asbestos-related assets					812.4	882.8
Expenses related to legacy New Zealand product liability claims											$ 1.7	$ 13.2	$ 5.4